Prospectus Adviser Class [Member] Investment Objectives and Goals - Prospectus-Adviser Class - Payden Floating Rate Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN FLOATING RATE FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income through floating rate debt instruments,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.